Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares $ / $	Dec. 31, 2016 USD ($) $ / shares $ / $	Dec. 31, 2015 USD ($) $ / shares $ / $	Apr. 30, 2018 $ / shares	Dec. 31, 2017 MXN ($) $ / shares $ / $	Dec. 31, 2016 MXN ($) $ / shares $ / $	Dec. 31, 2015 MXN ($) $ / shares $ / $
Financial risk management
Liability positions net in foreign currencies	$ 25,370
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(353,248)				$ (6,971,485)	$ (6,858,343)	$ (6,559,809)
Assets per segment	$ 719,560				$ 14,200,800	$ 13,545,323	$ 12,510,336
U.S. Dollar
Interbank exchange rate
Exchange rate | $ / shares	19.7354	20.664	17.3398		19.7354	20.664	17.3398
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%
Liability positions net in foreign currencies		$ 2,407	$ 14,220
Estimated exchange rate (gain) loss from unfavorable change in exchange rate					$ (50,069)	$ 4,974	$ 24,657
Transactions in U.S. dollars
Technical assistance	$ 6,863	5,707	5,641
Insurance	2,295	1,481	2,651
Purchase of machinery and maintenance	16,562	6,886	7,506
Software	1,722	1,728	1,095
Professional services, fees and subscriptions	968	1,161	607
Other	6,437	7,660	5,387
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(15,631)	(14,457)	(14,389)
Assets per segment	$ 41,001	$ 12,050	$ 169
Interbank exchange rate
Exchange rate	19.7354	20.6640	17.3398	18.8644	19.7354	20.6640	17.3398